Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS TAX FREE TRUST
Entity Central Index Key	0000711600
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016867
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	SZMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
AssetsNet	$ 712,260,627
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 1,120,056
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016870
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	SZMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%	[2]
AssetsNet	$ 712,260,627
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 1,120,056
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016871
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Class S
Trading Symbol	SCMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[3]
AssetsNet	$ 712,260,627
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 1,120,056
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016872
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	SZMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[4]
AssetsNet	$ 712,260,627
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 1,120,056
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	712,260,627
Number of Portfolio Holdings	314
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	1,120,056
Modified Duration to Worst	5.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	82%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	46%
A	19%
BBB	12%
BB	2%
B	1%
Not Rated	6%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	12%
California	6%
Pennsylvania	6%
Georgia	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.